LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of supplemental cash flow information related to operating leases
Year ended December 31, 2022
Cash paid for amounts included in the measurement of lease operating liabilities	$5,399

Schedule of supplemental balance sheet information related to operating leases
As of December 31, 2022
Operating lease ROU assets	$7,003
Operating lease liabilities	$5,009
Operating lease liabilities, long-term	$3,833
Weighted average remaining lease term (in years)	1.8
Weighted average discount rate	1%

Schedule of maturities of operating lease liabilities
As of December 31,
2023	$5,069
2024	3,391
2025	433
2026	28

Total undiscounted lease payments	8,921
Less: imputed interest	(79)

$8,842